UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2017 (Unaudited)

Deutsche Health and Wellness Fund

	Shares	Value ($)
Common Stocks 97.8%
Health Care 97.8%
Biotechnology 26.5%
ACADIA Pharmaceuticals, Inc.*	37,391	1,331,494
Acceleron Pharma, Inc.*	44,678	1,731,719
Aclaris Therapeutics, Inc.*	24,700	640,471
Alexion Pharmaceuticals, Inc.*	14,254	2,029,912
Alkermes PLC*	39,925	2,027,391
Amgen, Inc.	48,002	8,533,316
Amicus Therapeutics, Inc.*	67,159	936,196
Array BioPharma, Inc.*	48,300	467,544
Biogen, Inc.*	23,530	7,448,657
BioMarin Pharmaceutical, Inc.*	41,840	3,773,550
Bioverativ, Inc.*	13,415	760,496
Bluebird Bio, Inc.*	11,594	1,447,511
Blueprint Medicines Corp.*	20,336	1,102,618
Celgene Corp.*	89,253	12,399,919
Clovis Oncology, Inc.*	16,011	1,217,957
Dermira, Inc.*	22,980	542,098
Exelixis, Inc.*	61,315	1,792,851
Galapagos NV (ADR)*	17,774	1,643,917
Gilead Sciences, Inc.	75,185	6,293,736
Global Blood Therapeutics, Inc.*	19,010	577,904
GW Pharmaceuticals PLC (ADR)* (a)	3,800	402,116
Incyte Corp.*	30,324	4,166,821
Ligand Pharmaceuticals, Inc.* (a)	10,364	1,335,609
Loxo Oncology, Inc.*	14,258	1,189,117
Medicines Co.* (a)	18,100	664,089
Neurocrine Biosciences, Inc.*	23,870	1,351,042
Portola Pharmaceuticals, Inc.*	21,998	1,395,773
Prothena Corp. PLC*	11,200	688,128
Regeneron Pharmaceuticals, Inc.*	8,005	3,977,684
Sage Therapeutics, Inc.*	5,100	419,475
Sarepta Therapeutics, Inc.*	17,026	685,978
Seattle Genetics, Inc.*	6,900	362,457
TESARO, Inc.* (a)	17,722	2,288,619
Ultragenyx Pharmaceutical, Inc.*	11,447	653,166
Vertex Pharmaceuticals, Inc.*	36,745	5,899,042
		82,178,373
Health Care Services 20.4%
Aetna, Inc.	37,838	5,967,053
Anthem, Inc.	24,131	4,730,641
athenahealth, Inc.*	11,293	1,591,522
Brookdale Senior Living, Inc.*	34,700	420,911
Centene Corp.*	32,966	2,929,029
Cerner Corp.*	18,142	1,229,665
Charles River Laboratories International, Inc.*	17,100	1,860,480
Cigna Corp.	30,961	5,636,760
Express Scripts Holding Co.*	11,752	738,261
HCA Healthcare, Inc.*	38,628	3,038,478
Humana, Inc.	19,106	4,922,088
McKesson Corp.	16,057	2,397,471
Quest Diagnostics, Inc.	29,057	3,148,326
Thermo Fisher Scientific, Inc.	27,084	5,068,500
UnitedHealth Group, Inc.	74,153	14,749,032
Universal Health Services, Inc. "B"	17,977	1,943,853
Walgreens Boots Alliance, Inc.	18,287	1,490,390
WellCare Health Plans, Inc.*	7,655	1,337,175
		63,199,635
Medical Supply & Specialty 20.8%
Abbott Laboratories	84,563	4,307,639
ABIOMED, Inc.*	8,700	1,311,960
Agilent Technologies, Inc.	50,812	3,288,553
Align Technology, Inc.*	8,822	1,559,200
Baxter International, Inc.	48,459	3,006,396
Becton, Dickinson & Co.	24,726	4,931,354
Boston Scientific Corp.*	313,837	8,646,209
Cardiovascular Systems, Inc.*	45,316	1,330,931
DexCom, Inc.*	5,600	417,816
Edwards Lifesciences Corp.*	16,665	1,894,144
Exact Sciences Corp.*	17,039	713,764
IDEXX Laboratories, Inc.*	10,211	1,587,096
Illumina, Inc.*	9,058	1,851,999
Integra LifeSciences Holdings Corp.*	30,591	1,559,835
Intuitive Surgical, Inc.*	4,936	4,959,051
K2M Group Holdings, Inc.*	76,613	1,791,212
Medtronic PLC	116,510	9,393,036
Stryker Corp.	33,892	4,791,312
Teleflex, Inc.	7,199	1,524,388
The Cooper Companies, Inc.	8,347	2,093,678
Varian Medical Systems, Inc.*	7,465	793,156
Wright Medical Group NV*	44,200	1,308,320
Zimmer Biomet Holdings, Inc.	13,510	1,543,788
		64,604,837
Pharmaceuticals 30.1%
AbbVie, Inc.	56,322	4,241,047
Allergan PLC	31,118	7,140,959
AstraZeneca PLC (ADR)	155,092	4,626,394
Avadel Pharmaceuticals PLC (ADR)*	87,483	804,844
Bayer AG (Registered)	35,231	4,508,930
Bristol-Myers Squibb Co.	164,018	9,919,809
Eli Lilly & Co.	74,573	6,062,039
GlaxoSmithKline PLC (ADR)	74,179	2,984,221
Jazz Pharmaceuticals PLC*	7,468	1,115,420
Johnson & Johnson	93,377	12,360,314
Merck & Co., Inc.	119,507	7,631,717
Mylan NV*	29,179	918,555
Novartis AG (Registered)	57,012	4,812,359
Novo Nordisk AS (ADR)	32,878	1,565,650
Pacira Pharmaceuticals, Inc.*	27,001	1,028,738
Pfizer, Inc.	215,301	7,303,010
Roche Holding AG (Genusschein)	17,483	4,449,063
Sanofi (ADR)	104,943	5,125,416
Shire PLC (ADR)	20,610	3,078,928
UCB SA	10,276	707,839
Zoetis, Inc.	46,714	2,928,968
		93,314,220
Total Common Stocks (Cost $159,804,978)		303,297,065
Securities Lending Collateral 1.5%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (b) (c) (Cost $4,692,588)	4,692,588	4,692,588
Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 1.06% (b) (Cost $6,997,812)	6,997,812	6,997,812
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $171,495,378)	101.6	314,987,465
Other Assets and Liabilities, Net	(1.6)	(4,825,539)
Net Assets	100.0	310,161,926

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $4,668,726, which is 1.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$82,178,373	$—	$—	$82,178,373
Health Care Services	63,199,635	—	—	63,199,635
Medical Supply & Specialty	64,604,837	—	—	64,604,837
Pharmaceuticals	78,836,029	14,478,191	—	93,314,220
Short-Term Investments (d)	11,690,400	—	—	11,690,400
Total	$300,509,274	$14,478,191	$—	$314,987,465

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Health and Wellness Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017